Related Parties - Loan and Advances to Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 2,752	€ 3,231
Repayments	97
Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 2,402	€ 2,681
Weighted average interest rate	1.40%	1.80%
Repayments	€ 97
Management Board Banking [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 350	€ 550
Weighted average interest rate	2.60%	2.30%